Equity-Accounted Investees - Summary of Financial Information of SunStream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2024: $0.9 million, 2023: $0.3 million)	$ 461,840	$ 406,914
Current liabilities	(90,557)	(103,147)
Profit (loss) from operations	(96,204)	(176,551)
Other comprehensive income (loss)	33,353	(12,771)
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2024: $0.9 million, 2023: $0.3 million)	1,943	2,675
Non-current assets	408,233	532,740
Current liabilities	(762)	(1,096)
Net assets and liabilities	409,414	534,319
Revenue (loss)	(61,916)	14,098
Profit (loss) from operations	(64,669)	7,348
Other comprehensive income (loss)	40,893	(12,771)
Total comprehensive income (loss)	$ (23,747)	$ (5,177)